Derivative financial liability - current (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance at beginning	£ 85	£ 553
Warrants issued	665
Gain recognised in finance income within the consolidated statement of comprehensive income	(386)	(468)
Balance at ending	£ 364	£ 85